Shareholder Report, Holdings (Details)	Sep. 30, 2024
Zero-Coupon U.S. Treasury Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Zero-Coupon U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000016392 [Member] | Zero-Coupon U.S. Treasury Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000016392 [Member] | Zero-Coupon U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016392 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016392 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)